Revenue (Tables)	12 Months Ended
Feb. 28, 2022
Revenue [Abstract]
Schedule of Revenue Arising from Contracts

This represents revenue arising from the Group contracts with.

	Year ended February 28, 2022	Year ended February 28, 2021	Year ended February 29, 2020
	US$	US$	US$
Platform fees
-Trade transaction modules	37,859,710	55,442,807	16,889,720
-License fees	29,124	30,918	8,458
-Financing fees	198,094	—	—
Trade marketplace	18,592,825	—	—
Total revenue	56,679,753	55,473,725	16,898,178

Summary of Information About Receivables and Contract Liabilities from Contracts with Customers

The following table provides information about receivables and contract liabilities from contracts with customers.

		As of February 28, 2022	As of February 28, 2021
	Note	US$	US$
Trade receivables, net	9	43,850,652	22,853,115
Contract liabilities		(60,000)	(49,124)

Summary of Significant Changes in Contract Liabilities Balances

Significant changes in the contract liabilities balances during the year are as follows:

	Year ended February 28, 2022	Year ended February 28, 2021
	US$	US$
Revenue recognised that was included in contract liabilities balance at the beginning of the year	49,124	97,542
Increases due to advances and license fees collected	60,000	36,750
Amounts recognised as revenue during the year	(29,124)	(30,918)
Advances utilised during the year	(20,000)	(54,250)
	60,000	49,124